Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,730,000.00
Total Fee Amount	3,691.41
Total Offset Amount	0.00
Net Fee	$ 3,691.41
Offering Table N/A
Offset Table N/A	N/A